Long-term Debt - Convertible Notes 2019 (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	2 Months Ended
	Oct. 31, 2019	Mar. 31, 2020	Sep. 30, 2019	Feb. 29, 2020
2019 Convertible Notes
Debt Instrument [Line Items]
Gross proceeds from issuance			$ 5.5
Stated interest rate			8.00%
Minimum gross proceeds from sale of preferred stock required for conversion			$ 10.0
Conversion price as percentage of the price per share paid by the other investors			85.00%
Embedded derivative fair value			$ 0.9
Initial carrying value			$ 4.6
Series B-1 Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt	18,056,296	8,486,175
Conversion price per share	$ 0.3105	$ 0.3653		$ 0.3653
Series B-1 Preferred Stock | 2019 Convertible Notes
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt	18,056,296
Conversion price per share	$ 0.3105
Total interest incurred	$ 0.4